Fees and Expenses - Defiance Drone and Modern Warfare ETF	Apr. 30, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Acquired Fund Fees and Expenses, Based on Estimates [Text]	“Acquired Fund Fees and Expenses” reflect the estimated expenses the Fund would indirectly bear from an investment through a special purpose vehicle (SPV), consisting of a one-time upfront access fee of up to 8% of the amount invested. Based on the Adviser’s estimate that approximately 3.7% of the Fund’s net assets will be invested through a single SPV, that access fee results in estimated Acquired Fund Fees and Expenses of approximately 0.30% (30 basis points). AFFE is not a direct cost paid by shareholders and is not reflected in the Fund’s financial statements.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	The “Total Annual Fund Operating Expenses” shown may not correlate to the Fund’s ratios of expenses to average net assets shown in the “Financial Highlights” section of the Prospectus, which does not include “Acquired Fund Fees and Expenses.”
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]
The Example assumes that the Fund’s operating expenses, including the estimated Acquired Fund Fees and Expenses, remain the same each year. Because the SPV access fee reflected in Acquired Fund Fees and Expenses is a one-time, non-recurring charge expected to be incurred only in the year of investment, the Example overstates the expenses you would likely pay over the 3-, 5-, and 10-year periods, and your actual costs in those later periods are expected to be lower.